Annual Fund Operating Expenses	Apr. 30, 2025
Crawford Large Cap Dividend Fund | CRAWFORD LARGE CAP DIVIDEND FUND - CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.97%
Crawford Large Cap Dividend Fund | CRAWFORD LARGE CAP DIVIDEND FUND - CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	1.97%
Crawford Small Cap Dividend Fund | Crawford Small Cap Dividend Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
Crawford Multi-Asset Income Fund | Crawford Multi-Asset Income Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.25%)	[5]
Net Expenses (as a percentage of Assets)	0.99%

[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above round to less than 0.005%.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above round to less than 0.005%.
[3]	The Fund’s adviser, Crawford Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 0.99% of the average daily net assets of the Fund through April 30, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[5]	The Fund’s adviser, Crawford Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 0.98% of the average daily net assets of the Fund through April 30, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.